CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Tax effect of net unrealized gains/(loss) on available-for-sale investments	$ 0	$ (6,615)	$ (8,583)
Tax effect of transfers to statements of operations of realized gains on available-for-sale securities	$ 0	$ 13,239	$ 0